Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2013
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2013
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013
Equinox Quest Tracker Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Equinox Quest Tracker Index Fund (the “Fund”) seeks to provide investment results that, as a whole, correspond generally to the performance of the Quest Tracker Index (the “QTI”) before payment of the Fund’s expenses and liabilities.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 21 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 24 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled "Key Terms" below for additional information on highlighted terms.

The Fund is designed to achieve investment results similar to the performance of the QTI, a systematic rules-based trend-following strategy index developed by Quest Partners LLC. The QTI comprises forty-seven specified futures contracts in markets for currencies, fixed income, equity indices and physical commodities (agriculturals, energy and metals). The QTI systematically assigns notional long or short positions to the underlying futures contracts based on certain indicators that seek to predict the expected outlook for prices. The QTI attempts to accomplish this goal by utilizing a series of moving average crossover models, which seek to forecast the establishment, continuation or reversal of trends for underlying economic variables (such as commodity prices, financial indices, interest rates, and foreign exchange rates).

The QTI utilizes short, medium, and long-term trend-following models, each based upon the relationship between a different pair of moving average prices. Each model assigns a notional long or short position, depending on whether the applicable moving average signal forecasts a positive or negative expected outlook for each underlying futures contract. The magnitude of the notional allocation is a function of its price volatility measured over a specified period.

The Fund may invest in a wholly owned subsidiary formed in the Cayman Islands (the “Subsidiary”). Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. In the event that the Adviser invests in the Subsidiary, the Subsidiary will, in turn, invest primarily in one or more derivative instruments whose collective performance is expected to correspond to that of the QTI and/or a combination of options or futures contracts designed to produce returns that track the QTI.

Equinox Fund Management, LLC (the “Adviser”) primarily intends to invest the Fund’s assets, directly or through the Subsidiary, in (i) one or more derivative instrument(s) and (ii) fixed income securities. The Fund intends to gain its exposure to the QTI by investing, directly or through the Subsidiary, in one or more derivative instruments whose collective performance is expected to correspond to that of the QTI. The Fund may also invest, directly or through the Subsidiary, in a combination of listed futures contracts, forward currency contracts, options and/or swap transactions designed to replicate trading positions that comprise the QTI.

The QTI was developed by, and is the exclusive property of Quest Partners LLC, a commodity trading advisor registered with the U.S. Commodity Futures Trading Commission (the “Index Sponsor”) and is used under license. The Index Sponsor has contracted with S&P Dow Jones Indices LLC, a subsidiary of The McGraw-Hill Companies, Inc (“S&P”) to maintain and calculate the QTI. The Fund is not sponsored, endorsed, or promoted by the Index Sponsor, S&P or any of their respective affiliates. The Index Sponsor, S&P and their respective affiliates have not passed on the Fund or its shares as to their legality or suitability, and such parties make no warranties nor bear any liability with respect to the Fund or its shares. None of the Index Sponsor, S&P or their respective affiliates acts as an investment adviser with respect to the Fund, its shares or its Adviser and shall have no liability for any errors or omissions in calculating the Index.

KEY TERMS

A Moving Average Crossover Model is a statistical tool that indicates buy and sell signals with respect to a particular asset, which are generated by comparing two pairs of “moving average prices”. A moving average price is an average historical price for an asset calculated based upon daily prices during a specified measurement period.

A Trend Following model generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a measure of the frequency and magnitude of changes in price over a given time.

• Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will invest in one or more derivative instruments whose performance is expected to correspond to that of the QTI. In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Any investment in derivative instruments may be subject to fees and transaction costs that will negatively impact the Fund’s performance.

To the extent the Fund employs derivatives to track the performance of QTI, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the QTI. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of any such Swap typically includes a deduction for fees of the counterparty as well as indirect fees and expenses embedded in the QTI itself.

• Fixed Income Securities: The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities and securities issued by the U.S. government or its agencies and instrumentalities. The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts. The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization. The Fund may invest in fixed income securities of any duration. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indices. The Fund may invest in foreign fixed income securities, or it may invest in other investment companies that invest in foreign fixed income securities. As such, investors should be aware of the particular risks associated with international fixed income securities.

• Subsidiary: Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts, such as futures, options, swap agreements and forward contracts, which are based on, and are valued in relation to, one or more underlying securities, commodities, currencies, financial benchmarks or indices. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund or its Subsidiary invest in are swap agreements and/or structured notes linked to the QTI or to futures contracts that comprise the QTI. The Fund or its Subsidiary may also invest directly in combinations of futures contracts, forward contracts or options designed to replicate trading positions that comprise the QTI. Futures contracts, forward contracts, options and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying index or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts, options and swap agreements depend largely upon price movements in the underlying index or reference asset, there are additional risks associated with futures contracts, forward contracts, options and swap agreements that are possibly greater than the risks associated with investing directly in the underlying index or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts, options or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts, forward contracts, options or swap agreements.

• Fixed Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Counterparty Risk. Many of the derivative contracts entered into by the Fund or the Subsidiary will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund or the Subsidiary, the Fund or the Subsidiary must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund or the Subsidiary may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default.

• Currency Risk. The Fund’s exposure to foreign currencies through its investment in financial instruments linked to the performance of the QTI or foreign exchange futures included in the QTI subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

In 2012, the CFTC adopted certain rule amendments that significantly affected the exemptions from CFTC regulations that were available to the Fund and its Subsidiary. Effective January 1, 2013, the Fund and its Subsidiary are subject to CFTC regulations because of these changes. At the time of the CFTC’s adoption of the rule amendments, Equinox was (and continues to be) registered as a commodity pool operator and, accordingly, is subject to CFTC regulations. The on-going compliance implications of these amendments are not yet fully effective and their scope of application is still uncertain. CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once effective. The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

• Indexing/Passive Strategy Risk. The Fund is managed with a passive investment strategy that attempts to track the performance of the QTI. This approach differs from that of an actively managed fund, which typically seeks to outperform some benchmark index. As a result, the Fund may hold components of the QTI, or financial instruments whose performance is expected to correspond to the QTI regardless of the current or projected performance of a specific component or a particular industry or market sector. Maintaining such investments regardless of market conditions or its individual performance could cause the Fund’s return to be lower than if the Fund employed an active strategy.

• Index Tracking Risk. The Fund’s investment objective is to provide investment results that, as a whole, correspond generally to the performance of the QTI before payment of the Fund’s expenses and liabilities. The Fund’s performance may not match, and may vary substantially from, that of the QTI for any period of time. Although the Fund attempts to track the investment performance of the QTI, the Fund may not be able to duplicate its exact composition or return. The returns of the QTI are not reduced by the same investment and other operating expenses that apply to the Fund, and therefore, the ability of the Fund to match the performance of the QTI may be adversely affected by the costs of buying and selling investments as well as other expenses. The Fund cannot guarantee that its performance will match the QTI for any period of time or at all.

The QTI was not created in connection with the Fund, nor has it been customized or altered in connection with its use by the Fund. The Index Sponsor and S&P have no obligation to take, and will not take, the interests of the Fund or the Fund’s shareholders into consideration in determining, composing or calculating the QTI. The QTI has limited actual historical performance data. The absence of a substantial track record with respect to the QTI is particularly significant because its construction is based on historical trends in returns that may or may not be repeated in the future. Investors should also be aware that the Index Sponsor, S&P and the Adviser do not guarantee: (i) the continuity in the calculation, formulation and circulation of the QTI; or (ii) the precision, integrity or lack of errors in the composition or calculation of the QTI. The Adviser’s judgments about the QTI replicating characteristics of the derivatives instruments in which the Fund is invested may prove incorrect and may not produce the desired results.

• Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments that comprise the QTI. In addition to the Fund’s direct fees and expenses, you will indirectly bear any fees paid to the Fund’s counterparties and the fees and expenses included in the QTI. The level of the QTI is reduced by certain embedded fees and expenses that represent assumed trading and execution costs and commissions and the cost of index replication. The Adviser will attempt to track the performance of the QTI while incurring such expenses at a level equal to or less than the amounts assumed in the calculation of the QTI. However, there is no guarantee that the Adviser will be successful in this regard and the Fund may have to pay amounts in respect of transaction costs and index replication that are greater than the costs embedded in the calculation of the QTI.

• Leverage/Volatility Risk. The use of leverage by the Fund will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• QTI Benchmark Risk. The QTI is entirely model-based. As market dynamics shift over time, the models may become outdated or inaccurate. The QTI will take both long and short positions and should not be used as a proxy for taking long-only positions in the markets that comprise the QTI. The QTI and Fund could lose significant value during periods when long only indices rise. Similarly, the QTI and the Fund are not a substitute for short-only positions. The QTI is based on historical price trends. There can be no assurance that such trends will be reflected in future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the QTI and the Fund may suffer significant losses. The QTI is based on the price of futures contracts. Futures contracts reflect the expected future value of a commodity, currency, interest rate, financial index or security. The QTI and the Fund do not reflect “spot” prices. Spot prices reflect immediate delivery value, not expected future value.

• Regulatory risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not commenced operations prior to the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations prior to the date of this Prospectus, no performance information is presented for the Fund at this time.
Equinox Quest Tracker Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets		[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets		[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		[5],[6]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03
Equinox Quest Tracker Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets		[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets		[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03
Equinox Quest Tracker Index Fund | Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets		[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets		[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets		[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets		[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[2]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.
[3]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[4]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Quest Tracker Index or to a combination of futures contracts that comprise the QTI, which is the primary manner in which the Fund intends to track the performance of the Quest Tracker Index. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses included in the Quest Tracker Index or that may be incurred in connection with replication of the Quest Tracker Index. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2014 in excess of 0.50% (annualized) of the notional amount of the relevant derivative instrument.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary"). "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[6]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2015. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.
[7]	The Fund has adopted a distribution plan for Class A shares and Class P shares pursuant to Rule 12b-1 ("Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act") that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund's Class A shares and payments of up to 0.25% as a percentage of average daily net assets of the Fund's Class P shares. However, the Fund is not currently making payments under the Rule 12b-1 Plan with respect to Class P shares.